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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                               Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Independence Fund
               Schedule of Investments 9/30/04 (unaudited)
   Shares                                                                              Value
               COMMON STOCKS - 96.8 %
               Energy - 8.2 %
               Integrated Oil & Gas - 2.8 %
      83,500   ChevronTexaco Corp.                                               $      4,478,940
      51,500   Exxon Mobil Corp.                                                        2,488,995
                                                                                 $      6,967,935
               Oil & Gas Drilling - 5.4 %
      76,000   ENSCO International, Inc.                                         $      2,482,920
     221,200   Pride International, Inc * (b)                                           4,377,548
     179,700   Transocean Offshore Inc. *                                               6,429,666
                                                                                 $     13,290,134
               Total Energy                                                      $     20,258,069
               Materials - 12.1 %
               Commodity Chemicals - 1.2 %
      67,900   Praxair Inc.                                                      $      2,902,046
               Diversified Metals & Mining - 8.4 %
     289,900   Freeport-McMoRan Copper & Gold, Inc. (Class B)  (b)               $     11,740,950
      86,100   Phelps Dodge Corp.                                                       7,923,783
      10,600   Rio Tinto Plc (A.D.R.)                                                   1,151,690
                                                                                 $     20,816,423
               Metal & Glass Containers - 2.5 %
     163,500   Ball Corp.                                                        $      6,119,805
               Total Materials                                                   $     29,838,274
               Capital Goods - 8.2 %
               Aerospace & Defense - 0.5 %
      25,000   Boeing Co.                                                        $      1,290,500
               Industrial Conglomerates - 7.7 %
     106,500   American Standard Companies, Inc. *                               $      4,143,915
     308,800   Tyco International Ltd.                                                  9,467,808
      58,200   United Technologies Corp.                                                5,434,716
                                                                                 $     19,046,439
               Total Capital Goods                                               $     20,336,939
               Automobiles & Components - 1.4 %
               Automobile Manufacturers - 1.4 %
     250,000   Ford Motor Corp.                                                  $      3,512,500
               Total Automobiles & Components                                    $      3,512,500
               Media - 6.3 %
               Broadcasting & Cable TV - 3.2 %
     772,300   Liberty Media Corp. *                                             $      6,734,456
      31,538   Liberty Media International Inc. *                                       1,052,171
                                                                                 $      7,786,627
               Movies & Entertainment - 3.1 %
     221,600   The Walt Disney Co.                                               $      4,997,080
     168,000   Time Warner, Inc. *                                                      2,711,520
                                                                                 $      7,708,600
               Total Media                                                       $     15,495,227
               Retailing - 4.9 %
               Catalog Retail - 0.8 %
      44,600   Amazon.Com, Inc. * (b)                                            $      1,822,356
               Department Stores - 2.2 %
     155,300   J.C. Penney Co., Inc.                                             $      5,478,984
               General Merchandise Stores - 0.5 %
      45,100   Family Dollar Stores, Inc.                                        $      1,222,210
               Internet Retail - 1.4 %
      37,600   eBAY Inc. *                                                       $      3,456,944
               Total Retailing                                                   $     11,980,494
               Food & Drug Retailing - 1.5 %
               Drug Retail - 1.1 %
      73,600   Walgreen Co.                                                      $      2,637,088
               Food Retail - 0.4 %
      18,000   Nestle SA (A.D.R.)                                                $      1,031,063
               Total Food & Drug Retailing                                       $      3,668,151
               Food, Beverage & Tobacco - 2.6 %
               Soft Drinks - 2.6 %
     101,100   The Coca-Cola Co.                                                 $      4,049,055
      50,000   PepsiCo, Inc.                                                            2,432,500
                                                                                 $      6,481,555
               Total Food, Beverage & Tobacco                                    $      6,481,555
               Household & Personal Products - 0.9 %
               Household Products - 0.9 %
      47,700   Colgate-Palmolive Co.                                             $      2,155,086
               Total Household & Personal Products                               $      2,155,086
               Health Care Equipment & Services - 3.0 %
               Health Care Equipment - 3.0 %
     227,500   Baxter International, Inc.                                        $      7,316,400
               Total Health Care Equipment & Services                            $      7,316,400
               Pharmaceuticals & Biotechnology - 7.5 %
               Biotechnology - 2.6 %
     112,150   Amgen, Inc. *                                                     $      6,356,662
               Pharmaceuticals - 4.9 %
     500,425   IVAX Corp. *                                                      $      9,583,139
      81,980   Pfizer, Inc.                                                             2,508,588
                                                                                 $     12,091,727
               Total Pharmaceuticals & Biotechnology                             $     18,448,389
               Banks - 5.2 %
               Diversified Banks - 3.0 %
     167,800   Bank of America Corp.                                             $      7,270,774
               Thrifts & Mortgage Finance - 2.2 %
      83,600   Freddie Mac                                                       $      5,454,064
               Total Banks                                                       $     12,724,838
               Diversified Financials - 13.4 %
               Asset Management & Custody Banks - 0.6 %
      53,100   The Bank of New York Co., Inc.                                    $      1,548,927
               Consumer Finance - 2.8 %
      64,100   American Express Co.                                              $      3,298,586
     237,300   Providian Financial Corp. *                                              3,687,642
                                                                                 $      6,986,228
               Diversified Capital Markets - 2.3 %
     140,500   J.P. Morgan Chase & Co.                                           $      5,582,065
               Investment Banking & Brokerage - 3.6 %
      95,400   Goldman Sachs Group, Inc.                                         $      8,895,096
               Diversified Financial Services - 4.1 %
     229,000   Citigroup, Inc.                                                   $     10,103,480
               Total Diversified Financials                                      $     33,115,796
               Insurance - 1.5 %
               Multi-Line Insurance - 0.6 %
      22,000   American International Group, Inc.                                $      1,495,780
               Property & Casualty Insurance - 0.9 %
         500   Berkshire Hathaway, Inc. (Class B) *                              $      1,435,500
      14,800   Safeco Corp.                                                               675,620
                                                                                 $      2,111,120
               Total Insurance                                                   $      3,606,900
               Software & Services - 4.2 %
               Application Software - 3.8 %
      46,400   Check Point Software Technologies Ltd. *                          $        787,408
     127,100   Microsoft Corp.                                                          3,514,315
     284,900   Veritas Software Corp. *                                                 5,071,220
                                                                                 $      9,372,943
               Data Processing & Outsourced Services - 0.4 %
      24,600   Automatic Data Processing, Inc.                                   $      1,016,472
               Total Software & Services                                         $     10,389,415
               Technology Hardware & Equipment - 7.9 %
               Networking Equipment - 0.3 %
      33,350   Network Appliance Inc *                                           $        767,050
               Communications Equipment - 1.0 %
     131,100   Cisco Systems, Inc. *                                             $      2,372,910
               Computer Hardware - 2.0 %
      34,650   Apple Computer, Inc. *                                            $      1,342,688
     103,300   Dell, Inc. *                                                             3,677,480
                                                                                 $      5,020,168
               Computer Storage & Peripherals - 4.6 %
     367,000   EMC Corp. *                                                       $      4,235,180
     392,000   Lexar Media, Inc. *  (b)                                                 3,288,880
     134,700   Sandisk Corp. * (b)                                                      3,922,464
                                                                                 $     11,446,524
               Total Technology Hardware & Equipment                             $     19,606,652
               Semiconductors - 2.3 %
               Semiconductors - 2.3 %
      27,700   Linear Technology Corp.                                           $      1,003,848
     647,033   Taiwan Semiconductor Manufacturing Co. (A.D.R.)                          4,619,816
                                                                                 $      5,623,664
               Total Semiconductors                                              $      5,623,664
               Telecommunication Services - 5.9 %
               Integrated Telecom Services - 1.5 %
     149,400   France Telecom SA (A.D.R.) * (b)                                  $      3,735,000
               Wireless Telecommunication Services - 4.4 %
     234,800   Nextel Communications, Inc. *                                     $      5,597,632
     214,500   Vodafone Group Plc (A.D.R.)                                              5,171,595
                                                                                 $     10,769,227
               Total Telecommunication Services                                  $     14,504,227
               TOTAL COMMON STOCKS
               (Cost   $223,037,817)                                             $    239,062,576

 Principal
   Amount                                                                              Value
               TEMPORARY CASH INVESTMENT - 3.3 %
               Repurchase Agreement - 3.3 %
  $8,200,000   UBS Warburg, Inc., 1.50%, dated 9/30/04, repurchase price of
               $8,200,000, plus accrued interest on 10/1/04 collateralized by $7,570,000
               U.S. Treasury Notes, 5.625%, 5/15/08                              $      8,200,000
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost   $8,200,000)                                               $      8,200,000

               TOTAL INVESTMENT IN SECURITIES -100.1%
               (Cost   $231,237,817)(a)                                          $    247,262,576

               OTHER ASSETS AND LIABILITIES - (0.1)%                             $      (345,752)

               TOTAL NET ASSETS - 100.0%                                         $    246,916,824

          *    Non-income producing security.

   (A.D.R.)    American Depositary Receipt

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $231,733,179 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                         $  28,106,573

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                           (12,577,176)

               Net unrealized gain                                               $  15,529,397

        (b)    At September 30, 2004, the following securities were out on loan:

                                                                                      Market
   Shares                                 Description                                  Value
      42,300   Amazon.Com, Inc. *                                                $      1,728,378
      17,300   France Telecom SA (A.D.R.) *                                               432,500
     275,405   Freeport-McMoRan Copper & Gold, Inc. (Class B)                          11,153,903
     372,400   Lexar Media, Inc. *                                                      3,124,436
     180,000   Pride International, Inc *                                               3,562,200
     127,680   Sandisk Corp. *                                                          3,718,042
               Total                                                             $     23,719,459


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.